Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Translation reserve	Other reserves	Retained earnings	Total equity
Equity attributable to owners of the parent (restated)		€ 1,596.7	€ 13.8	€ 89.3	€ 19.8	€ 886.6	€ 2,606.2
Equity attributable to owners of the parent (restated)		1,596.7	13.8	89.3	19.8	886.6	2,606.2
Equity owners of the parent	€ 41.2					41.2	41.2
Profit for the period	41.2
Other comprehensive income for the period	(11.5)			0.0	(8.9)	(2.6)	(11.5)
Total comprehensive income for the period				0.0	(8.9)	38.6	29.7
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory					(0.1)		(0.1)
Comprehensive income	29.7
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.0	(4.0)			(0.5)	(4.5)
Share based payment charge			12.3				12.3
Total transactions with owners, recognized directly in equity		0.0	8.3	0.0	0.0	(0.5)	7.8
Equity attributable to owners, ending balance at Mar. 31, 2023		1,596.7	22.1	89.3	10.8	924.7	2,643.6
Equity owners of the parent	41.2					41.2	41.2
Profit for the period	41.2
Other comprehensive income for the period	(11.5)			0.0	(8.9)	(2.6)	(11.5)
Equity owners of the parent				0.0	(8.9)	38.6	29.7
Comprehensive income	29.7
Share based payment charge			12.3				12.3
Total transactions with owners, recognized directly in equity		0.0	8.3	0.0	0.0	(0.5)	7.8
Equity attributable to owners of parent		1,596.7	22.1	89.3	10.8	924.7	2,643.6
Equity attributable to owners of parent	2,591.9	1,426.1	31.4	101.0	(24.6)	1,058.0	2,591.9
Equity attributable to owners, beginning balance at Dec. 31, 2023	2,591.9	1,426.1	31.4	101.0	(24.6)	1,058.0	2,591.9
Equity owners of the parent	34.5					34.5	34.5
Profit for the period	34.5
Other comprehensive income for the period	14.8			3.6	8.5	2.7	14.8
Total comprehensive income for the period		0.0	0.0	3.6	8.5	37.2	49.3
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory					4.3		4.3
Comprehensive income	49.3
Dividends						(22.3)	(22.3)
Reduction of issued capital		(7.1)					(7.1)
Share based payment charge			3.1				3.1
Total transactions with owners, recognized directly in equity		(7.1)	3.1	0.0	0.0	(22.3)	(26.3)
Equity attributable to owners, ending balance at Mar. 31, 2024	2,619.2	1,419.0	34.5	104.6	(11.8)	1,072.9	2,619.2
Equity owners of the parent	34.5					34.5	34.5
Profit for the period	34.5
Other comprehensive income for the period	14.8			3.6	8.5	2.7	14.8
Equity owners of the parent		0.0	0.0	3.6	8.5	37.2	49.3
Comprehensive income	49.3
Dividends						(22.3)	(22.3)
Share based payment charge			3.1				3.1
Repurchase of ordinary shares		7.1					7.1
Total transactions with owners, recognized directly in equity		(7.1)	3.1	0.0	0.0	(22.3)	(26.3)
Equity attributable to owners of parent	€ 2,619.2	€ 1,419.0	€ 34.5	€ 104.6	€ (11.8)	€ 1,072.9	€ 2,619.2